T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND
November 30, 2020 (Unaudited)

Portfolio of Investments‡	Par	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 98.6%
NEW JERSEY 85.8%
Burlington County Bridge Commission, 4.00%, 10/1/29	1,470	1,700
Burlington County Bridge Commission, 5.00%, 10/1/24	1,000	1,131
Burlington County Bridge Commission, 5.00%, 10/1/25	585	660
Burlington County Bridge Commission, 5.00%, 10/1/27	1,000	1,233
Burlington County Bridge Commission, 5.00%, 10/1/28	1,280	1,571
Burlington County Bridge Commission, 5.00%, 4/15/29	500	646
Burlington County Bridge Commission, 5.00%, 4/15/30	1,085	1,394
Burlington County Bridge Commission, 5.00%, 4/15/31	1,000	1,279
Burlington County Bridge Commission, Gov't Loan Program,
Series A, 5.00%, 12/1/24	700	764
Cape May, Atlantic City Electric, PCR, Series A, 6.80%,
3/1/21 (1)	1,520	1,543
Essex County Improvement Auth. , PJ Consolidation, 5.50%,
10/1/27 (1)	2,205	2,949
Garden State Preservation Trust, Farmland, Series A, 5.75%,
11/1/28 (2)	5,600	7,053
Garden State Preservation Trust, Space & Farmland, Series C,
5.25%, 11/1/21 (2)	1,400	1,460
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/37	510	602
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/38	500	589
Gloucester County Improvement Auth. , Rowan Univ. , 4.00%,
7/1/39	450	529
Gloucester County Improvement Auth. , Rowan Univ. , Series A,
5.00%, 11/1/28 (2)	1,750	2,149
Gloucester County Improvement Auth. , Rowan Univ. , Series A,
5.00%, 11/1/29 (2)	1,285	1,567
Hudson County Improvement Auth. , 4.00%, 1/1/38	1,000	1,185
Hudson County Improvement Auth. , Vocational Technical
Schools, 5.25%, 5/1/51	7,000	8,369
Mercer County Improvement Auth. , 4.00%, 4/1/33	1,000	1,224

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Middlesex County, Civic Square IV Redev. , COP, 5.00%,
10/15/31	1,465	1,738
Monmouth County Improvement Auth. , Series B, 4.00%,
12/1/37	750	912
Monmouth County Improvement Auth. , Series B, 4.00%,
12/1/38	1,000	1,212
Monmouth County Improvement Auth. , Series B, 4.00%,
12/1/39	790	956
Monmouth County Improvement Auth. , Gov't Pooled Loan,
4.00%, 12/1/31	500	560
Monmouth County Improvement Auth. , Gov't Pooled Loan,
4.00%, 12/1/32	500	558
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 12/1/29	400	473
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 12/1/30	280	331
Monmouth County Improvement Auth. , Gov't Pooled Loan,
5.00%, 1/15/31	230	231
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/37	275	333
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/38	225	271
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series A, 4.00%, 8/1/39	200	241
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series B, 5.00%, 7/15/35	1,250	1,539
Monmouth County Improvement Auth. , Gov't Pooled Loan,
Series B, 5.00%, 7/15/36	1,000	1,229
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/24	800	919
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/26	1,650	1,888
Monroe Township Board of Ed. , Gloucester County, GO, 5.00%,
3/1/27	1,785	2,040
New Brunswick Parking Auth. , 5.00%, 9/1/26 (3)	320	378
New Brunswick Parking Auth. , 5.00%, 9/1/27 (3)	375	441
New Brunswick Parking Auth. , 5.00%, 9/1/28 (3)	605	710

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey, COVID-19 Go Emergency, Series A, GO, 5.00%,
6/1/26	5,150	6,256
New Jersey Economic Dev. Auth. , Series A, 4.00%, 7/1/32	4,000	4,318
New Jersey Economic Dev. Auth. , Series A, 5.00%, 7/1/33	1,000	1,133
New Jersey Economic Dev. Auth. , American Water, Series A,
VRDN, 2.20%, 10/1/39 (Tender 12/3/29) (4)	1,500	1,619
New Jersey Economic Dev. Auth. , American Water, Series B,
VRDN, 1.20%, 11/1/34 (Tender 6/1/23) (4)	2,000	2,029
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, Series A, 4.00%, 6/15/29 (5)	665	701
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/39 (5)	1,150	1,219
New Jersey Economic Dev. Auth. , Beloved Commonwealth
Charter School, Series A, 5.00%, 6/15/49 (5)	1,105	1,164
New Jersey Economic Dev. Auth. , Cranes Mill Project, 5.00%,
1/1/49	4,000	4,298
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/24 (4)	850	952
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.00%,
1/1/31 (2)(4)	1,500	1,684
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/34 (4)	2,035	2,243
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.125%,
1/1/39 (2)(4)	940	1,045
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.25%,
1/1/25 (4)	1,395	1,568
New Jersey Economic Dev. Auth. , Goethals Bridge, 5.375%,
1/1/43 (4)	6,175	6,793
New Jersey Economic Dev. Auth. , Gov't Building, Series A,
5.00%, 6/15/42	2,000	2,292
New Jersey Economic Dev. Auth. , Kapkowski Road Landfill,
5.75%, 10/1/21	55	56
New Jersey Economic Dev. Auth. , Lions Gate, 4.875%, 1/1/29	910	915
New Jersey Economic Dev. Auth. , Lions Gate, 5.25%, 1/1/44	2,470	2,412
New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
4.00%, 8/1/59 (4)	5,070	5,683

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
5.00%, 8/1/59 (4)	1,425	1,745

New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
Series A, 5.00%, 10/1/23	1,210	1,365

New Jersey Economic Dev. Auth. , Middlesex Water, PCR,
Series C, 4.25%, 10/1/47 (4)	1,500	1,552

New Jersey Economic Dev. Auth. , Motor Vehicle Surcharges,
Series A, 5.25%, 7/1/26 (1)(6)	190	240

New Jersey Economic Dev. Auth. , Motor Vehicle Surcharges,
Unrefunded Balance, Series A, 5.25%, 7/1/26 (1)	810	967

New Jersey Economic Dev. Auth. , Natural Gas Company
Project, Series C, 2.45%, 4/1/59 (Tender 4/1/26) (4)	1,500	1,600

New Jersey Economic Dev. Auth. , NJ Transit Transportation
Project, 4.00%, 11/1/39	890	970

New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/37 (4)	2,075	2,301

New Jersey Economic Dev. Auth. , Port Newark Container
Terminal, 5.00%, 10/1/47 (4)	3,075	3,349

New Jersey Economic Dev. Auth. , Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/37 (2)	1,000	1,190

New Jersey Economic Dev. Auth. , Provident Group-Montclair
Univ. Student Housing, 5.00%, 6/1/42 (2)	3,250	3,805

New Jersey Economic Dev. Auth. , Provident Group-Rowan
Properties LLC, Series A, 5.00%, 1/1/48	3,570	3,339

New Jersey Economic Dev. Auth. , School Fac. Construction,
Series DDD, 5.00%, 6/15/35	1,000	1,154

New Jersey Economic Dev. Auth. , School Fac. Construction,
Series DDD, 5.00%, 6/15/42	2,250	2,557

New Jersey Economic Dev. Auth. , School Fac. Construction,
Series GG, 5.25%, 9/1/26	1,170	1,184

New Jersey Economic Dev. Auth. , Seeing Eye 2017 Project,
5.00%, 6/1/32	2,250	2,715

New Jersey Economic Dev. Auth. , The Goethals, 5.00%,
7/1/22 (4)	400	425

New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.00%, 6/15/37 (4)	1,765	1,852

New Jersey Economic Dev. Auth. , UMM Energy Partners, Series
A, 5.125%, 6/15/43 (4)	3,250	3,411

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Economic Dev. Auth. , United Methodist Homes,
5.00%, 7/1/34	2,000	2,076
New Jersey Economic Dev. Auth. , United Methodist Homes,
Series A, 5.00%, 7/1/29	2,650	2,830
New Jersey Economic Dev. Auth. , United/Continental Airlines,
PCR, Series B, 5.625%, 11/15/30 (4)	1,000	1,061
New Jersey EFA, Series C, 4.00%, 7/1/50 (2)	2,000	2,269
New Jersey EFA, College of New Jersey, Series F, 4.00%,
7/1/35	780	861
New Jersey EFA, College of New Jersey, Series F, 4.00%,
7/1/35 (Prerefunded 7/1/26) (7)	220	264
New Jersey EFA, College of New Jersey, Series G, 5.00%,
7/1/30 (Prerefunded 7/1/25) (7)	786	951
New Jersey EFA, College of New Jersey, Series G, 5.00%,
7/1/30	1,214	1,403
New Jersey EFA, Green Bond, Series A, 4.00%, 7/1/50	1,000	1,088
New Jersey EFA, Green Bond, Series A, 5.00%, 7/1/45	2,000	2,401
New Jersey EFA, Higher Ed. Fac. Trust Fund, 5.00%, 6/15/26	2,230	2,504
New Jersey EFA, Kean Univ. , Series H, 5.00%, 7/1/28 (2)	2,000	2,338
New Jersey EFA, Montclair State Univ. , Series A, 5.00%, 7/1/32	1,010	1,132
New Jersey EFA, Montclair State Univ. , Series A, 5.00%, 7/1/39	3,275	3,635
New Jersey EFA, Montclair State Univ. , Series D, 5.00%, 7/1/34	2,090	2,393
New Jersey EFA, Montclair State Univ. , Series D, 5.00%, 7/1/36	1,000	1,141
New Jersey EFA, Princeton Univ. , Series A, 4.00%, 7/1/28	2,000	2,249
New Jersey EFA, Princeton Univ. , Series A, 5.00%, 7/1/26	3,500	4,430
New Jersey EFA, Princeton Univ. , Series C, 5.00%, 7/1/29	500	645
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/26 (2)	1,250	1,542
New Jersey EFA, Rowan Univ. , Series C, 5.00%, 7/1/27 (2)	2,000	2,445
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/33	500	533
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/38	500	530
New Jersey EFA, Seton Hall Univ. , Series D, 5.00%, 7/1/42	3,500	3,939
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/35	1,000	1,172

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/36	1,640	1,919
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/37	2,000	2,334
New Jersey EFA, Stevens Institute Technology, Series A, 5.00%,
7/1/47	1,600	1,826
New Jersey EFA, Stockton Univ. , Series A, 5.00%, 7/1/35 (2)	2,000	2,342
New Jersey HCFFA, AHS Hosp. , 4.00%, 7/1/41	2,500	2,805
New Jersey HCFFA, AHS Hosp. , 5.00%, 7/1/23	2,750	3,042
New Jersey HCFFA, AHS Hosp. , Series A, 5.00%, 7/1/27	110	110
New Jersey HCFFA, Barnabas Health, Series A, 4.00%, 7/1/26	1,000	1,051
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/25	2,500	2,677
New Jersey HCFFA, Barnabas Health, Series A, 5.00%, 7/1/44	1,585	1,765
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.00%, 7/1/32	1,250	1,532
New Jersey HCFFA, Hackensack Meridian Health, Series A,
5.25%, 7/1/57	3,665	4,423
New Jersey HCFFA, Hunterdon Medical Center, 5.00%, 7/1/45	2,600	2,882
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/33	2,360	2,834
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/34	1,365	1,636
New Jersey HCFFA, Inspira Health Obligated Group, Series A,
5.00%, 7/1/42	5,000	6,006
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/25	1,000	1,073
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/26	2,105	2,254
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/27	2,000	2,137
New Jersey HCFFA, Meridian Healthcare System, 5.00%,
7/1/32	3,000	3,285
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/28	1,720	2,106
New Jersey HCFFA, Princeton Healthcare System, Series A,
5.00%, 7/1/39	4,500	5,341

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , Series
A, 5.00%, 7/1/39	1,500	1,680
New Jersey HCFFA, Robert Wood Johnson Univ. Hosp. , Series
A, 5.00%, 7/1/43	3,650	4,069
New Jersey HCFFA, RWJ Barnabas Health, Series B3, VRDN,
5.00%, 7/1/45 (Tender 7/1/26)	2,435	2,994
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/29	3,500	4,258
New Jersey HCFFA, RWJ Barnabas Health, Series A, 5.00%,
7/1/43	2,600	3,050
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/31	2,200	2,545
New Jersey HCFFA, Saint Joseph's Health System, 5.00%,
7/1/41	3,000	3,395
New Jersey HCFFA, Saint Luke's Warren Hosp. , 5.00%, 8/15/34	2,290	2,492
New Jersey HCFFA, Univ. Hosp. , Series A, 5.00%, 7/1/46 (2)	3,500	3,918
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/37	800	930
New Jersey HCFFA, Valley Health System, 4.00%, 7/1/44	1,500	1,712
New Jersey HCFFA, Valley Health System, 5.00%, 7/1/31	2,000	2,568
New Jersey HCFFA, Virtua Health, 5.00%, 7/1/29	1,000	1,132
New Jersey HCFFA, Virtua Health, Series C, VRDN, 0.12%,
7/1/43	200	200
New Jersey Higher Ed. Student Assistance Auth. , Series 1,
5.00%, 12/1/21 (4)	1,555	1,624
New Jersey Higher Ed. Student Assistance Auth. , Series 1A,
5.00%, 12/1/26 (4)	1,500	1,749
New Jersey Higher Ed. Student Assistance Auth. , Series 1B,
4.75%, 12/1/43 (4)	1,000	1,048
New Jersey Higher Ed. Student Assistance Auth. , Series B,
5.00%, 12/1/25 (4)	1,000	1,177
New Jersey Higher Ed. Student Assistance Auth. , Series B,
5.00%, 12/1/26 (4)	500	599
New Jersey Institute of Technology, Series A, 5.00%, 7/1/31	360	469
New Jersey Institute of Technology, Series A, 5.00%, 7/1/32	375	486
New Jersey Institute of Technology, Series A, 5.00%, 7/1/33	170	220
New Jersey Institute of Technology, Series A, 5.00%, 7/1/40	3,500	4,020

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
New Jersey Institute of Technology, Unrefunded Balance,
Series A, 5.00%, 7/1/42 (Prerefunded 7/1/22) (7)	3,470	3,730
New Jersey Sports & Exposition Auth. , Series A, 5.00%, 9/1/24	2,000	2,270
New Jersey Transportation Trust Fund Auth. , Series A, 5.00%,
12/15/39	1,500	1,781
New Jersey Transportation Trust Fund Auth. , Series AA, 5.00%,
6/15/45	2,205	2,426
New Jersey Transportation Trust Fund Auth. , Series AA, 5.25%,
6/15/43	4,850	5,748
New Jersey Transportation Trust Fund Auth. , Series B, 5.50%,
6/15/31	7,000	7,169
New Jersey Transportation Trust Fund Auth. , Series BB, 4.00%,
6/15/44	1,675	1,791
New Jersey Transportation Trust Fund Auth. , Series BB, 5.00%,
6/15/34	2,000	2,380
New Jersey Transportation Trust Fund Auth. , Series BB, 5.00%,
6/15/35	1,665	1,973
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A, 5.00%, 6/15/31	3,500	4,035
New Jersey Transportation Trust Fund Auth. , Federal Highway
Reimbursement, Series A1, 5.00%, 6/15/29	2,500	2,903
New Jersey Transportation Trust Fund Auth. , Transportation
Program, Series AA, 5.00%, 6/15/23	1,795	1,912
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/35	2,000	2,431
New Jersey Turnpike Auth. , Series A, 5.00%, 1/1/48	7,500	9,238
New Jersey Turnpike Auth. , Series B, 5.00%, 1/1/40	4,000	4,892
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/30	500	629
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/31	1,000	1,253
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/32	1,500	1,874
New Jersey Turnpike Auth. , Series E, 5.00%, 1/1/33	500	621
New Jersey Turnpike Auth. , Series G, 5.00%, 1/1/37	2,000	2,460
Newark City, Series C, GO, 4.00%, 10/1/34	120	142
Newark City, Series C, GO, 4.00%, 10/1/36	265	311
North Hudson Sewer Auth. , Series A, COP, 5.00%, 6/1/42
(Prerefunded 6/1/22) (7)	2,500	2,678
Rutgers Univ. , Series M, 5.00%, 5/1/34	1,600	1,901

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Salem County Pollution Control Fin. Auth. , Atlantic City Electric,
PCR, 2.25%, 6/1/29	3,000	3,073
South Brunswick Township Board of Ed. , GO, 5.00%, 8/1/27	750	858
South Jersey Port, Marine Terminal, Series B, 5.00%, 1/1/48 (4)	6,120	6,787
South Jersey Transportation Auth. , Series A, 5.00%,
11/1/32 (2)	1,250	1,601
South Jersey Transportation Auth. , Series A, 5.00%,
11/1/33 (2)	750	955
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/24	370	428
Tobacco Settlement Fin. , Series A, 5.00%, 6/1/37	2,905	3,605
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/28	500	592
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/29	400	470
Verona New Jersey Board of Ed. , GO, 5.00%, 3/1/31	435	510
		373,632

NEW YORK 4.9%
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/30 (4)	1,000	1,054
Port Auth. of New York & New Jersey, Series 172, 5.00%,
10/1/34 (4)	2,000	2,102
Port Auth. of New York & New Jersey, Series 177, 5.00%,
7/15/25 (4)	1,000	1,089
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/43 (4)	1,990	2,194
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/32 (4)	1,700	1,942
Port Auth. of New York & New Jersey, Series 186, 5.00%,
10/15/44 (4)	2,380	2,693
Port Auth. of New York & New Jersey, Series 198, 5.25%,
11/15/56	2,500	2,969
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/35 (4)	5,000	6,121
Port Auth. of New York & New Jersey, Series 93, 6.125%,
6/1/94	1,000	1,141
		21,305

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
PENNSYLVANIA 3.2%
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/29
(Prerefunded 7/1/25) (7)	400	485
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/30
(Prerefunded 7/1/25) (7)	700	848
Delaware River Joint Toll Bridge Commission, 5.00%, 7/1/42	2,050	2,508
Delaware River Joint Toll Bridge Commission, Series A, 5.00%,
7/1/23	1,000	1,074
Delaware River Joint Toll Bridge Commission, Bridge System,
Series A, 5.00%, 7/1/44	750	955
Delaware River Port Auth. , 5.00%, 1/1/40	4,000	4,449
Delaware River Port Auth. , Series A, 5.00%, 1/1/34	2,000	2,521
Delaware River Port Auth. , Series A, 5.00%, 1/1/40	1,000	1,240
		14,080

DELAWARE 2.2%
Delaware River & Bay Auth. , 4.00%, 1/1/44	4,000	4,566
Delaware River & Bay Auth. , Series A, 5.00%, 1/1/44	2,000	2,193
Delaware River & Bay Auth. , Series C, 5.00%, 1/1/28	2,500	2,806
		9,565

PUERTO RICO 2.1%
Puerto Rico Aqueduct & Sewer Auth. , Series A, 5.25%, 7/1/42	1,025	1,063
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/38	250	253
Puerto Rico Aqueduct & Sewer Auth. , Series A, 6.00%, 7/1/44	980	992
Puerto Rico Electric Power Auth. , Series A-RSA-1, 5.05%,
7/1/42 (8)(9)	10	8
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.00%,
7/1/27 (8)(9)	20	15
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/27 (8)(9)	460	345
Puerto Rico Electric Power Auth. , Series CCC-RSA-1, 5.25%,
7/1/28 (8)(9)	40	30

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/20(8)(9)	50	37

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/25(8)(9)	65	49

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/26(8)(9)	80	60

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/27(8)(9)	10	7

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/32(8)(9)	35	26

Puerto Rico Electric Power Auth. , Series TT-RSA-1, 5.00%,
7/1/37(8)(9)	1,230	919

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.00%,
7/1/28(8)(9)	10	7

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.25%,
7/1/33(8)(9)	55	41

Puerto Rico Electric Power Auth. , Series WW-RSA-1, 5.50%,
7/1/18(8)(9)	45	33

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/27(8)(9)	20	15

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.25%,
7/1/40(8)(9)	50	38

Puerto Rico Electric Power Auth. , Series XX-RSA-1, 5.75%,
7/1/36(8)(9)	35	26

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 3.70%,
7/1/17(8)(9)	10	7

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/17(8)(9)	20	15

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.00%,
7/1/28(8)(9)	15	11

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/19(8)(9)	165	120

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/23(8)(9)	45	34

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/24(8)(9)	20	15

Puerto Rico Electric Power Auth. , Series ZZ-RSA-1, 5.25%,
7/1/26(8)(9)	425	319

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

	Par	$ Value
(Amounts in 000s)
Puerto Rico Sales Tax Fin. , Series A-1, 5.00%, 7/1/58	115	127
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/27	3,000	2,628
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/31	495	378
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/33	1,189	838
Puerto Rico Sales Tax Fin. , Series A-1, Zero Coupon, 7/1/46	2,000	598
		9,054

VIRGIN ISLANDS 0.4%
Virgin Islands PFA, Series A-1, 5.00%, 10/1/39	1,000	995
Virgin Islands PFA, Diageo, Series A, 6.75%, 10/1/37	600	602
		1,597

Total Investments in Securities 98.6%
(Cost $403,488)		$429,233
Other Assets Less Liabilities 1.4%		6,118
Net Assets 100.0%		$435,351

‡	Par is denominated in U.S. dollars unless otherwise noted.
(1)	Insured by National Public Finance Guarantee Corporation
(2)	Insured by Assured Guaranty Municipal Corporation
(3)	Insured by Build America Mutual Assurance Company
(4)	Interest subject to alternative minimum tax
(5)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,084 and represents 0.7% of net assets.
(6)	Escrowed to maturity
(7)	Prerefunded date is used in determining portfolio maturity.
(8)	Non-income producing
(9)	Issuer is currently in a bankruptcy reorganization proceeding; the amount and timing of future distributions is uncertain.
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HCFFA	Health Care Facilities Financing Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer's agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund's weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

Unaudited

NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price New Jersey Tax-Free Bond Fund (the fund) is registered under the Investment Company Act of 1940 (the
1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The
T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the
Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services and performance of the pricing vendors;
oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the

T. ROWE PRICE NEW JERSEY TAX-FREE BOND FUND

independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment.
Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants.

Valuation Inputs
On November 30, 2020, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.